Leases (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Individual asset value	R$ 5,000
interest rate	8.89%	9.41%	10.73%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Lease term	5 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Lease term	25 years